8. ACCUMULATED OTHER COMPREHENSIVE INCOME	9 Months Ended
Sep. 30, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

The balance of accumulated other comprehensive income at September 30, 2017 relates entirely to the foreign currency translation, as follows:

Other comprehensive loss	$(326)

The assets and liabilities of The Company have been translated from its functional currency (AUD) into U.S. dollars (USD) using the current exchange rate. Changes in exchange rates generally do not affect cash flows; therefore, resulting translation adjustments are made in stockholder's deficiency rather than in income.